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                          [SIDLEY & AUSTIN LETTERHEAD]

                                February 7, 2000



VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


          Re: Strong Schafer Value Fund, Inc. (the "Company") File Nos. 811-4384 and 2-299752


Ladies and Gentlemen:

         We refer to Amendment No. 18 under the Investment Company Act of 1940, as amended, and Post-Effective Amendment No. 18 under the Securities Act of 1933, as amended, to the Registration Statement on Form N-1A of the Company (the "Amendment"), which was filed on January 31, 2000 and became effective on February 1, 2000. The Amendment is the most recent amendment filed by the Company.

         The Company has authorized us to convey to the Commission its certification that:

          (1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Amendment, and

          (2)  the text of the Amendment has been filed electronically.

     Accordingly, as permitted by Rule 497(j), the form of prospectus and Statement of Additional Information that would have been filed by the Company under Rule 497(c), are not being filed.
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                                                   [SIDLEY & AUSTINCHICAGO LOGO]

Securities and Exchange Commission
February 1, 2000
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     Should the Staff have any questions relating to the foregoing, please contact the undersigned at (312) 853-7324.

                                Very truly yours,

                               /s/ Andrew H. Shaw

                                 Andrew H. Shaw


/cz

cc:      Brendan J. Spillane